SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)		12 Months Ended
	Oct. 20, 2015	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Feb. 14, 2017	Jun. 30, 2016
SHARE-BASED COMPENSATION
Percentage of shares reserved for further issuance	10.00%
Grant period	10 years
Exercise period	10 years
Options granted		0	0	0	0	0	0	0
Options granted, weighted average exercise price per share		$ 0	$ 12	$ 12	$ 12	$ 12	$ 12	$ 12
Options forfeited		0	1,190,000	1,190,000	1,190,000	1,190,000	1,190,000	1,190,000
Options were cancelled due to the termination		0	80,000	80,000	80,000	80,000	80,000	80,000
Consideration for option agreements terminated									$ 0
Options outstanding		0	0	0	0	0	0	0		1,270,000
Share-based compensation
Minimum
SHARE-BASED COMPENSATION
Fair market value on date of grant	100.00%
Shareholders Voting Power Exceeds Ten Percent
SHARE-BASED COMPENSATION
Exercise period	5 years
Shareholders Voting Power Exceeds Ten Percent | Minimum
SHARE-BASED COMPENSATION
Fair market value on date of grant	110.00%